Goodwill and Intangible Assets - Schedule of Intangible Assets, Assuming No Increase Or Decrease In The Gross (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 28,168
2025	28,206
2026	28,936
2027	27,866
2028	$ 27,798